PRODUCT DEVELOPMENT COLLABORATION (Details) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 10, 2021	Aug. 31, 2022	Aug. 31, 2021
Disclosure of joint operations [line items]
Restricted funds (Note 26)		$ 26,820	$ 31,109
Direct expenses and capital expenditures related to CoE		2,837	494
CoE
Disclosure of joint operations [line items]
Investment Proceeds was reserved in order to satisfy certain of the Company’s obligations under the PDC Agreement	$ 31,109
Proportion of ownership interest in joint operation	50.00%
Direct expenses and capital expenditures related to CoE		$ 9,222	$ 1,337